Commitments & Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Other Commitments [Line Items]
Deferred compensation expense	$ 0		$ 800,000		$ 10,900,000
Unrecognized compensation expense			5,400,000
Operating lease expiration date		2029-08		2027-08
Rent expense	600,000		7,200,000		8,400,000	$ 4,400,000
Lease deposit	2,900,000	$ 3,000,000.0		$ 2,900,000	3,300,000
Amber Road
Other Commitments [Line Items]
Deferred compensation expense	0		$ 800,000		10,900,000
Accelerated deferred compensation expense					9,500,000
Accrued expense	0			0	$ 800,000
Unrecognized compensation expense	$ 1,000,000.0			$ 1,000,000.0
Amber Road | Maximum
Other Commitments [Line Items]
Vesting period					4 years